Additional Notes - Summary of Geographical Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Germany
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets	€ 90.6	€ 142.7
Capital expenditure	2.9	15.2
USA
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets	1,121.7	1,165.2
Capital expenditure	€ 0.0	€ 0.0